Leases - Summary of supplemental information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	¥ 68,494	$ 9,384	¥ 89,022
Operating lease liabilities - current	¥ 38,113		¥ 38,842
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current
Operating lease liabilities - non-current	¥ 25,566	$ 3,503	¥ 49,337
Total operating lease liabilities	¥ 63,679		¥ 88,179
Weighted average remaining lease term	2 years 2 months 12 days	2 years 2 months 12 days	2 years 10 months 24 days
Weighted average discount rate	3.41%	3.41%	3.72%